Shareholders' equity - Perpetual subordinated notes (Details) € in Millions	Feb. 26, 2021 EUR (€) item	Jan. 31, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Apr. 30, 2019 EUR (€)
Perpetual subordinated notes issued, 1.625%, callable in January 2028, or in anticipation in October 2027
Shareholders' equity
Interest rate (as percent)		1.625%
Principal amount		€ 1,500
Perpetual subordinated notes issued, 2.125%, callable in January 2033, or in anticipation in July 2032
Shareholders' equity
Interest rate (as percent)		2.125%
Principal amount		€ 1,500
Perpetual subordinated notes issued, 2.250% Callable from February 2021
Shareholders' equity
Number of tender | item	2
Interest rate (as percent)	2.25%
Principal amount			€ 703	€ 1,500
Reimbursement of residual amount	€ 297